INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE C — INVESTMENT SECURITIES

The amortized cost and fair value of available for sale investments (“AFS”), with gross unrealized gains and losses, follow:

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s
(“Government Sponsored Entities”)	$35,240	$53	$(628)	$34,665
Mortgage-backed securities – GSE’s	40,801	666	(402)	41,065
Municipal bonds	7,968	281	(143)	8,106
	$84,009	$1,000	$(1,173)	$83,836
As of December 31, 2013, accumulated other comprehensive loss included net unrealized losses totaling $173,000. Deferred tax assets resulting from these unrealized losses totaled $65,000.

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s (“Government Sponsored Entities”)	$36,951	$248	$(45)	$37,154
Mortgage-backed securities – GSE’s	34,794	1,189	(29)	35,954
Municipal bonds	7,970	414	(1)	8,383
	$79,715	$1,851	$(75)	$81,491
As of December 31, 2012, accumulated other comprehensive income included net unrealized gains of $1.8 million. Deferred tax liabilities resulting from these unrealized gains totaled $699,000.
Securities with a carrying value of $35.2 million and $39.5 million at December 31, 2013 and 2012, respectively, were pledged to secure public monies on deposit as required by law, customer repurchase agreements, and access to the Federal Reserve Discount Window.
The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2013 and 2012.

	2013
	Less Than 12 Months		12 Months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s	$11,908	$(239)	$3,611	$(389)	$15,519	$(628)
Mortgage-backed securities – GSE’s	21,762	(312)	1,777	(90)	23,539	(402)
Municipal bonds	2,719	(143)	—	—	2,719	(143)
Total temporarily impaired securities	$36,389	$(694)	$5,388	$(479)	$41,777	$(1,173)
At December 31, 2013, the Company had three AFS securities with an unrealized loss for twelve or more consecutive months. Two U.S. government agency GSE’s and one mortgage-backed GSE had unrealized losses for more than twelve months totaling $479,000 at December 31, 2013. Eight U.S. government agency GSE’s, nineteen mortgage-backed GSE’s, and three municipal bonds had unrealized losses for less than twelve months totaling $694,000 at December 31, 2013. All unrealized losses are attributable to the general trend of interest rates and the abnormal spreads of all debt instruments to U.S. Treasury securities.

	2012
	Less Than 12 Months		12 Months or More		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s	$5,959	$45	$—	$—	$5,959	$45
Mortgage-backed securities – GSE’s	10,286	29	—	—	10,286	29
Municipal bonds	677	1	—	—	677	1
Total temporarily impaired securities	$16,922	$75	$—	$—	$16,922	$75
At December 31, 2012, the Company had no AFS securities with an unrealized loss for twelve or more consecutive months. Ten U.S. government agency GSE’s and one municipal bond had unrealized losses for less than twelve months totaling $75,000 at December 31, 2012. All unrealized losses are attributable to the general trend of interest rates and the abnormal spreads of all debt instruments to U.S. Treasury securities.
Since none of the unrealized losses relate to the liquidity of the securities or the issuer’s ability to honor redemption obligations and the Company has the intent and ability to hold these securities to recovery, no other than temporary impairments were identified for these investments having unrealized losses for the periods ended December 31, 2013 and December 31, 2012.
The following table sets forth certain information regarding the amortized costs, carrying values and contractual maturities of the Company’s investment portfolio at December 31, 2013.

	Amortized Cost	Fair Value
	(dollars in thousands)
Securities available for sale:
U.S. government agencies – GSE’s
Due within one year	$10,520	$10,545
Due after one but within five years	8,820	8,827
Due after five but within ten years	7,376	6,827
Due after ten years	8,524	8,466
	35,240	34,665
Mortgage-backed securities – GSE’s
Due within one year	133	140
Due after one but within five years	35,352	35,856
Due after five but within ten years	5,316	5,069
Due after ten years	—	—
	40,801	41,065
Municipal bonds
Due within one year	100	101
Due after one but within five years	3,036	3,232
Due after five but within ten years	3,306	3,224
Due after ten years	1,526	1,549
	7,968	8,106
Total securities available for sale
Due within one year	10,753	10,786
Due after one but within five years	47,208	47,915
Due after five but within ten years	15,998	15,120
Due after ten years	10,050	10,015
	$84,009	$83,836
For purposes of the maturity table, mortgage-backed securities, which are not due at a single maturity date, have been allocated over maturity groupings based on the weighted-average contractual maturities of underlying collateral. The mortgage-backed securities may mature earlier than their weighted-average contractual maturities because of principal prepayments.